Label	Element	Value
Bank acceptance assets, classified as cash equivalents	bcs_BankAcceptanceAssetsClassifiedAsCashEquivalents	£ 25,504,000,000
Bank acceptance assets, classified as cash equivalents	bcs_BankAcceptanceAssetsClassifiedAsCashEquivalents	25,228,000,000
Bank acceptance assets, classified as cash equivalents	bcs_BankAcceptanceAssetsClassifiedAsCashEquivalents	29,713,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	917,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	682,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	356,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	7,676,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	7,592,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	8,539,000,000
Cash and cash equivalents classified as part of disposal group held for sale	ifrs-full_CashAndCashEquivalentsClassifiedAsPartOfDisposalGroupHeldForSale	0
Cash and cash equivalents classified as part of disposal group held for sale	ifrs-full_CashAndCashEquivalentsClassifiedAsPartOfDisposalGroupHeldForSale	0
Cash and cash equivalents classified as part of disposal group held for sale	ifrs-full_CashAndCashEquivalentsClassifiedAsPartOfDisposalGroupHeldForSale	3,149,000,000
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	0
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	28,000,000
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	£ 0